Subsequent Events Evaluation	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events Evaluation	Subsequent Events Evaluation
Plan management has evaluated subsequent events through June 24, 2026, which is the date that the financial statements were available to be issued and noted no items requiring disclosure.